Finance Costs (Tables)	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of Finance Costs

	SA Rand
Figures in million	2022	2021	2020
Financial liabilities
Borrowings	238	228	424
Other creditors and liabilities	22	14	9
Total finance costs from financial liabilities	260	242	433
Non-financial liabilities
Time value of money for other provisions	79	74	88
Streaming arrangements	67	71	—
Time value of money and inflation component of rehabilitation costs	377	296	194
Total finance costs from non-financial liabilities	523	441	282
Total finance costs before interest capitalised	783	683	715
Interest capitalised (a)	(65)	(22)	(54)
Total finance costs	718	661	661
(a)The capitalisation rate used to determine capitalised borrowing costs is:

	Percent (%)
	2022	2021	2020
Capitalisation rate	6.8	3.8	9.4
The capitalisation rate for 2022 and 2020 includes the impact of the foreign exchange loss for the year where the Rand equivalent rate is used. The decrease in the capitalisation rate for 2021 is due to the exclusion of the foreign exchange gain for the year.